Offerings	Dec. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	6.625% Fixed Rate Reset Noncumulative Preferred Stock, Series HH
Amount Registered | shares	2,500,000,000
Maximum Aggregate Offering Price	$ 2,500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 345,250.00
Offering Note	No separate consideration will be received by the Registrant for the depositary shares.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares, Each Representing a 1/25th Interest in a Share of 6.625% Fixed Rate Reset Noncumulative Preferred Stock, Series HH
Amount Registered | shares	2,500,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received by the Registrant for the depositary shares.